EQUITY (Details 1) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
DisclosureOfShareCapitalLineItems [Line Items]
Number of shares		92,511,080
Share capital		$ 0.1	$ 0.1
Class A Common Shares
DisclosureOfShareCapitalLineItems [Line Items]
Number of shares	[1]	39,417,765
Share capital		$ 0.0
Class B Common Shares
DisclosureOfShareCapitalLineItems [Line Items]
Number of shares	[1]	53,093,315
Share capital		$ 0.1

[1]	Class A and B common shares are equally eligible for dividend payments.